BASIC AND DILUTED NET LOSS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 50,646	$ 138,322	$ 33,137
Interest on Convertible Debt, Net of Tax	0	3,166	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ 50,646	$ 141,488	$ 33,137
Shares used in computing net loss per ordinary shares, basic (in shares)	55,550,762	55,579,368	56,829,962
Shares used in computing net loss per ordinary shares, diluted (in shares)	57,716,592	59,953,371	58,403,037
Basic net loss per ordinary share (in USD per share)	$ 0.91	$ 2.49	$ 0.58
Diluted net loss per ordinary share (in USD per share)	$ 0.88	$ 2.36	$ 0.57
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	7,336,495	978,917	4,490,908
Employee Stock Option And Employee Stock Purchase Plan Member
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	687,056	740,329	2,245,872
Restricted Stock Units (RSUs)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	1,185,904	238,588	818,288
Convertible Debt Securities
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	5,463,535	0	1,426,748
Employee Stock Option And Employee Stock Purchase Plan Member
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1,092,457	1,513,986	1,039,744
Restricted Stock Units (RSUs)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1,073,373	1,433,269	533,331
Convertible Debt
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	0	1,426,748	0